Loan operations - Summary of Loan Operations Based on Maturity (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Detail Of Loan Operations Based On Maturity [Line Items]
Total Loans operations	R$ 1,376,290	R$ 388
Due in 3 months or less
Disclosure Detail Of Loan Operations Based On Maturity [Line Items]
Total Loans operations	68,783	388
Due after 3 months through 12 months
Disclosure Detail Of Loan Operations Based On Maturity [Line Items]
Total Loans operations	287,720	0
Due after 12 months
Disclosure Detail Of Loan Operations Based On Maturity [Line Items]
Total Loans operations	R$ 1,019,786	R$ 0